Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,298	$ 5,165
Credit facilities utilized:
Short-term borrowings	(305)	(60)
Long-term debt (includes current portion)	(22,744)	(24,231)
Letters of credit outstanding	(113)	(119)
Credit facilities unutilized	4,116	3,920
Current installments of long-term debt	$ 380	$ 926
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	2.90%	3.30%
Current installments of long-term debt	$ 306	$ 735
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (305)	$ (60)
Short-term debt weighted average interest rate (percent)	2.90%	4.20%
Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	$ (764)	$ (1,066)
Long-term credit facility borrowings | Credit facility
Credit facilities utilized:
Long-term debt (includes current portion)	(764)	$ (1,066)
REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	3,917
Credit facilities utilized:
Letters of credit outstanding	(63)
Credit facilities unutilized	2,785
REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	(305)
REGULATED | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	(764)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,381
Credit facilities utilized:
Letters of credit outstanding	(50)
Credit facilities unutilized	1,331
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	$ 0